Note 19 - Net Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
(in thousands of US dollars, except share information)	2021	2020

Net earnings (loss) attributable to Company	$(390,338)	$49,074
Adjusted numerator under the If-Converted Method	$(390,338)	$49,074

Shares issued and outstanding at beginning of period	40,189,436	39,845,211
Weighted average number of shares:
Issued during the period	2,730,653	140,657
Weighted average number of shares used in computing basic earnings per share	42,920,089	39,985,868
Assumed exercise of stock options acquired under the Treasury Stock Method	-	193,296
Number of shares used in computing diluted earnings per share	42,920,089	40,179,164